Financial Instruments, Risk Management And Capital Management - Summary of detailed information about maximum exposure to credit risk (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Maximum Exposure To Credit Risk [Abstract]
Accounts receivables	₽ 6,611	₽ 3,405
Short-term bank deposits	17,954	22
Cash and cash equivalents	108,037	103,702	₽ 2,994	₽ 2,684
Total credit exposure	₽ 132,602	₽ 107,129